OTHER NON-CURRENT LIABILITIES (Other non-current liabilities) (Details) - USD ($) $ in Thousands	Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Subclassifications of assets, liabilities and equities [abstract]
Employee benefit obligation - Statutory severance and pre-notice (a)	$ 42,931	$ 19,889	$ 27,767
Employee benefit obligation - Defined contribution plan (b)	3,742	3,736
Provisions (c)	13,189	12,240	$ 10,790
Other non-current liabilities	$ 59,862	$ 35,865